RELATED PARTY TRANSACTIONS (Details) (USD $)	3 Months Ended		12 Months Ended		118 Months Ended	121 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended			1 Months Ended			1 Months Ended			1 Months Ended		3 Months Ended	12 Months Ended	1 Months Ended					12 Months Ended	1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Dec. 31, 2013	Jun. 30, 2013	Apr. 30, 2013	Mar. 31, 2013 ConRon Consulting Inc. [Member]	Sep. 30, 2013 ConRon Consulting Inc. [Member]	Jun. 22, 2012 John Preftokis [Member]	May 31, 2012 John Preftokis [Member]	Sep. 30, 2013 John Preftokis [Member]	Jun. 22, 2012 James Askew [Member]	May 31, 2012 James Askew [Member]	Jun. 21, 2012 James Askew [Member]	Apr. 30, 2013 John Connally III [Member]	Jun. 30, 2012 John Connally III [Member]	May 31, 2012 John Connally III [Member]	May 31, 2013 John N. Seitz [Member]	Mar. 31, 2013 John N. Seitz [Member]	Dec. 31, 2013 John N. Seitz [Member]	Sep. 30, 2013 John N. Seitz [Member]	Nov. 30, 2013 Officers [Member]	Mar. 31, 2013 Officers [Member]	Nov. 30, 2013 Dr. Ronald Bain [Member]	Oct. 31, 2013 Dr. Ronald Bain [Member]	Mar. 31, 2013 Dr. Ronald Bain [Member]	Sep. 30, 2013 Dr. Ronald Bain [Member]	Oct. 31, 2013 Brady Rodgers [Member]	Oct. 31, 2013 Brady Rodgers [Member] October 2014 [Member]	Oct. 31, 2013 Brady Rodgers [Member] October 2015 [Member]
Related Party Transaction [Line Items]
Related parties payable	$ 366,480		$ 490,101	$ 31,183	$ 490,101	$ 366,480
Consulting agreement, term																					1 year
Shares issued											5,000,000	20,000,000			50,000,000		10,000,000		50,000,000											937,500
Stock issued for services	221,472		160,000	1,350,000	1,510,000	1,731,472					50,000	200,000			500,000		100,000				190,045,556				10,045,555			40,045,555		112,500
Common stock issued for consulting services, per share value			$ 0.12		$ 0.12		$ 0.12	$ 0.12			$ 0.01	$ 0.01			$ 0.01				$ 0.01		$ 0.01		$ 0.12		$ 0.01			$ 0.01
Number of common stock shares that can be purchased through options granted																														2,000,000
Fair value of options vested																														177,298
Stock-based compensation expense	25,632																													25,632
Vesting percentage of options granted																															50.00%	50.00%
Proceeds for loan from shareholders			6,700,000		6,741,769	6,741,769									7,200														200,000
Promissory note															7,200								6,500,000
Annual rate																							5.00%						5.00%
Amount of note converted																				1,200,000							180,408
Conversion of notes payable, shares																				10,000,000							1,503,403
Minimum proceeds from equity financing event to trigger debt maturity															50,000
Debt conversion, price per share																							$ 0.12				$ 0.12		$ 0.12	$ 0.12
Repayments of related party debt	20,000				41,769	61,769																		60,100		20,000
Cash retainer																		25,000
Severance expense									100,000
Monthly consulting fee									30,000	210,000								10,000			40,000		120,000
Outstanding common stock owned, percent																			10.00%		5.00%							5.00%
Base salary														300,000															360,000
Signing bonus																100,000
Prepaid expense	348,711		5,514	329,373	5,514	348,711							36,389
Accrued expense	162,042		94,986		94,986	162,042							13,611									120,000	94,319
Accrued interest																						67,723	94,319						667
Amount of vendor expenses paid by officers.	$ 56,480					$ 56,480